Aberdeen Global Equity Fund (Prospectus Summary) | Aberdeen Global Equity Fund
Aberdeen Global Equity Fund
Objective
The Aberdeen Global Equity Fund (the "Global Equity Fund" or the "Fund") seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A and
Class D Sales Charges" section on page 167 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales" - "Waiver of Class A and Class D
Sales Charges" and "Reduction of Sales Charges" section on pages 146-148 of the
Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Equity Fund	Class A shares		Class C shares	Class R shares	Institutional Class shares	Institutional Service Class shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Equity Fund		Class A shares	Class C shares	Class R shares	Institutional Class shares	Institutional Service Class shares
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.68%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses		1.83%	2.54%	2.04%	1.54%	1.54%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[2]	1.48%	2.19%	1.69%	1.19%	1.19%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.19% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.
[2]	The Fund's Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements have been restated to reflect the lower expense limit that went into effect on December 19, 2011 following the reorganization of the Aberdeen Global Financial Services Fund into the Fund.

Example
This Example is intended to help you compare the cost of investing in the Global
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A shares	717	1,085	1,478	2,572
Class C shares	325	757	1,319	2,849
Class R shares	172	606	1,066	2,341
Institutional Class shares	121	452	806	1,805
Institutional Service Class shares	121	452	806	1,805

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Equity Fund Class C shares	222	757	1,319	2,849

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25.44% of the average value of its portfolio.
Principal Strategies
As a non-fundamental policy, under normal circumstances, the Global Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.). Equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities with prices linked to the value of common stocks, foreign investments funds or trusts, and depository receipts that represent an ownership interest in the issuer. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the
Fund invests in securities from at least three different countries.  The Fund may also invest in companies of emerging market countries.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Equity
Fund.
Principal Risks
The Global Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Global Equity Fund for periods prior to June 23,
2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Equity Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes.
Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Equity Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns - Class A Shares (Years Ended Dec. 31)

Best Quarter: 23.82% - 2nd quarter 2009 Worst Quarter: -21.22% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A shares	Class A shares - Before Taxes	(2.11%)	(1.07%)	6.07%
Class A shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(2.75%)	(1.50%)	5.81%
Class A shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(1.36%)	(1.16%)	5.18%
Class C shares	Class C shares - Before Taxes	(2.76%)	(1.76%)	5.35%
Class R shares	Class R shares - Before Taxes	(2.29%)	(1.29%)	5.64%
Institutional Class shares	Institutional Class shares - Before Taxes	(1.80%)	(0.91%)	6.16%
Institutional Service Class shares	Institutional Service Class shares - Before Taxes	(2.02%)	(1.05%)	6.08%
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	(5.02%)	(1.82%)	4.15%